RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(110)	(378)
Loans and notes receivable	273	170
Receivables and other assets	—	71
Deposit payable to Brookfield Corporation(1)	—	(680)
Property-specific obligations	(2,429)	(250)
Loans and notes payable and other liabilities	(721)	(259)
Preferred shares held by Brookfield Corporation	(2,490)	(1,015)
Brookfield Asset Management interest in Canholdco	(1,759)	(2,083)
(1) As of December 31, 2022, a nil million on-demand deposit was payable to Brookfield Corporation, provided for in the deposit agreement between the partnership and Brookfield Corporation. The deposit limit was increased to $3.0 billion in the second quarter of 2021.

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Transactions with related parties:
Commercial property revenue(1)	$53	$35	$32
Management fee income	92	42	32
Income from equity accounted investments	(22)	26	(11)
Interest expense on debt obligations	20	24	19
Interest on capital securities held by Brookfield Corporation	—	—	—
General and administrative expense(2)	327	271	164
Construction costs(3)	(68)	132	265
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	118	176	—
Distributions on Brookfield Corporation’s interest in Canholdco	113	369	—
Incentive Fees(4)	45	35	16
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.